UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Commercial Paper (4.0%)
Total Capital, 5.27%, 2/1/07 (a)	$8,861	$8,860

Common Stocks (96.3%)
Airlines (1.2%)
Continental Airlines, Inc., Class B (b)	62,475	2,592

Automotive (1.3%)
Ford Motor Co.	367,100	2,984

Banks (1.9%)
Bank of America Corp.	81,200	4,269

Beverages (0.3%)
Diageo plc, ADR	9,757	768

Biotechnology (2.1%)
Amgen, Inc. (b)	36,760	2,587
Gilead Sciences, Inc. (b)	33,400	2,148

		4,735

Brokerage Services (3.5%)
Charles Schwab Corp.	416,346	7,877

Building Materials (1.0%)
USG Corp. (b)	41,300	2,214

Chemicals (4.0%)
Celanese Corp., Series A	90,252	2,369
E.I. du Pont de Nemours and Co.	74,700	3,702
PPG Industries, Inc.	43,100	2,857

		8,928

Coal (0.9%)
Peabody Energy Corp.	50,000	2,041

Computers & Peripherals (8.5%)
Cisco Systems, Inc. (b)	215,900	5,741
Dell, Inc. (b)	203,675	4,939
International Business Machines Corp.	23,980	2,377
Seagate Technology	218,305	5,914

		18,971

Cosmetics & Toiletries (2.3%)
Procter & Gamble Co.	79,275	5,143

Electronics (4.5%)
General Electric Co.	279,142	10,063

Engineering (1.5%)
ABB Ltd., ADR	187,800	3,345

Financial Services (9.8%)
Ambac Financial Group, Inc.	22,135	1,950
Capital One Financial Corp.	32,430	2,608
Citigroup, Inc.	98,100	5,408
Legg Mason, Inc.	51,200	5,368
Marsh & McLennan Cos., Inc.	93,292	2,752
Western Union Co.	169,730	3,792

		21,878

Food Prcessing & Packaging (1.5%)
General Mills, Inc.	57,539	3,293

Forest Products & Paper (1.5%)
Weyerhaeuser Co.	43,092	3,232

Health Care (1.3%)
Medtronic, Inc.	52,325	2,797

See notes to schedules of investments.

1

Security Description	Shares	Value
Heavy Machinery (4.5%)
Caterpillar, Inc.	104,505	$6,696
Deere & Co.	33,079	3,317

		10,013

Home Builders (0.8%)
Toll Brothers, Inc. (b)	53,200	1,800

Insurance (1.4%)
American International Group, Inc.	46,925	3,212

Internet Service Provider (3.1%)
Yahoo, Inc. (b)	244,750	6,929

Investment Companies (2.0%)
Franklin Resources, Inc.	38,100	4,538

Machine-Diversified (1.5%)
Rockwell Automation, Inc.	54,100	3,311

Manufacturing-Miscellaneous (1.1%)
Siemens AG, ADR	21,514	2,382

Media (2.6%)
Time Warner, Inc.	137,000	2,996
Viacom, Inc., Class B (b)	69,300	2,819

		5,815

Oil & Gas Exploration-Production & Services (2.2%)
Transocean, Inc. (b)	62,320	4,822

Oilfield Services & Equipment (2.0%)
Halliburton Co.	102,970	3,042
Weatherford International Ltd. (b)	33,658	1,359

		4,401

Pharmaceuticals (3.7%)
Novartis AG, ADR	60,350	3,482
Pfizer, Inc.	185,150	4,858

		8,340

Retail-Specialty Stores (5.9%)
Best Buy Co., Inc.	94,200	4,748
The Home Depot, Inc.	140,400	5,720
Tiffany & Co.	69,925	2,745

		13,213

Semiconductors (10.5%)
Broadcom Corp., Class A (b)	158,100	5,046
Intel Corp.	483,100	10,126
STMicroelectronics N.V., NY Shares	225,500	4,224
Texas Instruments, Inc.	130,000	4,055

		23,451

Software & Computer Services (4.6%)
First Data Corp.	165,530	4,115
Microsoft Corp.	97,175	2,999
Oracle Corp. (b)	190,264	3,265

		10,379

Transportation Services (1.4%)
United Parcel Service, Inc., Class B	44,475	3,215

Utilities-Electric (0.9%)
Exelon Corp.	34,300	2,058

Utilities-Telecommunications (1.0%)
Sprint Nextel Corp.	127,220	2,268

Total Common Stocks (Cost $195,124)		215,277

See notes to schedules of investments.

2

Security Description	Shares	Value
Investment Company (0.0%)
Bank of New York Cash Reserve Fund	$50	$50

Total Investments (Cost $204,036) — 100.3%		224,187

Liabilities in excess of other assets — (0.3)%		(727)

NET ASSETS — 100.0%		$223,460

(a)           Rate represents the effective yield at purchase.

(b)           Non-income producing security

See notes to schedules of investments.

3

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Liquid Reserves Fund	January 31, 2007
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares/ Principal Amount	Value
Certificate of Deposit (1.5%)
National City Bank, 4.97%, 2/28/07	$2,000	$2,000

Total Certificate of Deposit (Amortized Cost $2,000)		2,000

Repurchase Agreements (98.0%)
ABN Amro Bank NV, 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $40,006 collateralized by $40,000 various U.S Government securities, 5.50%, 1/1/34-7/1/35, market value $40,611)	40,000	40,000
Deutsche Bank Securities, Inc., 5.28%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $48,007 collateralized by $48,000 various U.S Government securities, 4.00%-7.42%, 2/1/20-8/15/36, market value $48,737)	48,000	48,000
Goldman Sachs & Co., 5.26%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $20,003 collateralized by $20,000 U.S Government security, 4.50%, 12/1/35, market value $20,318)	20,000	20,000
Morgan Stanley & Co., 5.27%, 2/1/07 (Date of Agreement 1/31/07, Proceeds at maturity $20,003 collateralized by $20,092 U.S Government security, 5.59%, 2/1/36, market value $20,400)	20,000	20,000

Total Repurchase Agreements (Amortized Cost $128,000)		128,000

Cash Equivalent (0.5%)
Bank of New York Cash Reserve Fund, 2.40%(a)	689	689

Total Cash Equivalents (Amortized Cost $689)		689

Total Investments (Amortized Cost $130,689) (b) — 100.0%		130,689

Liabilities in excess of other assets — 0.0%		13

NET ASSETS — 100.0%		$130,702

(a)	Variable or Floating Rate Security. Rate disclosed is as of 01/31/2007.
(b)	Represents cost for financial reporting purposes and federal income tax purposes.

See notes to schedules of investments.

1

The Victory Institutional Funds

Notes to Schedules of Portfolio Investments

January 31, 2007 (Unaudited)

The cost basis for Fedral income tax purposes, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

		Gross	Gross
	Costs of Investments for	Unrealized	Unrealized	Net Unrealized
	Federal Tax Purposes	Appreciation	Depreciation	Appreciation/Depreciation
Institutional Liquid Reserves Fund	$130,689,416	$—	$—	$—
Institutional Diversified Stock Fund	205,032,493	19,993,901	(839,021)	19,154,880

*    Variable rate security. Rate presented represents rate in effect at January 31, 2007. maturity date reflects actual maturity date.

ADR — American Depositary Receipts

AMBAC — Insured by American Municipal Bond Assurance Corp.

The following is a summary of significant accounting policies followed by the Victory Institutional Funds (the “Funds”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”), if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Short-term investments maturing in 60 days or less and investments in the Institutional Liquid Reserves Fund are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. For financial reporting purposes, however transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Trust’s Board of Trustees (the “Board”). Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David C. Brown
David C. Brown, President

Date	March 29, 2007

By (Signature and Title)*		/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 29, 2007

* Print the name and title of each signing officer under his or her signature.